Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SCHWAB STRATEGIC TRUST
Prospectus Date	rr_ProspectusDate	Dec. 29, 2014
Supplement [Text Block]	sst_SupplementTextBlock

SCHWAB STRATEGIC TRUST

Schwab U.S. Equity ETFs

Schwab U.S. Broad Market ETF™

Schwab U.S. Large-Cap Growth ETF™

Schwab U.S. Large-Cap Value ETF™

Supplement, dated November 17, 2015, to the Prospectus, dated December 29, 2014, as supplemented November 12, 2015, and Statement of Additional Information (SAI), dated December 29, 2014, as supplemented February 27, 2015,

March 4, 2015, and November 12, 2015

This supplement provides new and additional information beyond that contained in the Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.

Effective November 17, 2015, the management fees of Schwab U.S. Broad Market ETF, Schwab U.S. Large-Cap Growth ETF, and Schwab U.S. Large-Cap Value ETF have been reduced, as follows:

	Current Management Fee	New Management Fee
Schwab U.S. Broad Market ETF	0.04%	0.03%
Schwab U.S. Large-Cap Growth ETF	0.07%	0.06%
Schwab U.S. Large-Cap Value ETF	0.07%	0.06%

Accordingly, the following changes to the Prospectus and SAI are effective November 17, 2015:

1. Schwab U.S. Broad Market ETF

The “Annual fund operating expenses” and “Expenses on a $10,000 investment” tables under the “Fund fees and expenses” section on page 1 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.03
Other expenses	None

Total annual fund operating expenses	0.03

Expenses on a $10,000 investment

1 year	3 years	5 years	10 years
$3	$10	$17	$39

2. Schwab U.S. Large-Cap Growth ETF

The “Annual fund operating expenses” and “Expenses on a $10,000 investment” tables under the “Fund fees and expenses” section on page 7 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.06
Other expenses	None

Total annual fund operating expenses	0.06

Expenses on a $10,000 investment

1 year	3 years	5 years	10 years
$6	$19	$34	$77

3. Schwab U.S. Large-Cap Value ETF

The “Annual fund operating expenses” and “Expenses on a $10,000 investment” tables under the “Fund fees and expenses” section on page 10 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.06
Other expenses	None

Total annual fund operating expenses	0.06

Expenses on a $10,000 investment

1 year	3 years	5 years	10 years
$6	$19	$34	$77

Schwab U.S. Broad Market ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	sst_SupplementTextBlock

SCHWAB STRATEGIC TRUST

Schwab U.S. Equity ETFs

Schwab U.S. Broad Market ETF™

Supplement, dated November 17, 2015, to the Prospectus, dated December 29, 2014, as supplemented November 12, 2015, and Statement of Additional Information (SAI), dated December 29, 2014, as supplemented February 27, 2015,

March 4, 2015, and November 12, 2015

This supplement provides new and additional information beyond that contained in the Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.

Effective November 17, 2015, the management fees of Schwab U.S. Broad Market ETF, Schwab U.S. Large-Cap Growth ETF, and Schwab U.S. Large-Cap Value ETF have been reduced, as follows:

	Current Management Fee	New Management Fee
Schwab U.S. Broad Market ETF	0.04%	0.03%

Accordingly, the following changes to the Prospectus and SAI are effective November 17, 2015:

1. Schwab U.S. Broad Market ETF

The “Annual fund operating expenses” and “Expenses on a $10,000 investment” tables under the “Fund fees and expenses” section on page 1 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.03
Other expenses	None

Total annual fund operating expenses	0.03

Expenses on a $10,000 investment

1 year	3 years	5 years	10 years
$3	$10	$17	$39

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Expenses on a $10,000 investment
Schwab U.S. Broad Market ETF | Schwab U.S. Broad Market ETF
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.03%
Other expenses	rr_OtherExpensesOverAssets	none
Total annual fund operating expenses	rr_ExpensesOverAssets	0.03%
1 year	rr_ExpenseExampleYear01	$ 3
3 years	rr_ExpenseExampleYear03	10
5 years	rr_ExpenseExampleYear05	17
10 years	rr_ExpenseExampleYear10	$ 39
Schwab U.S. Large-Cap Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	sst_SupplementTextBlock

SCHWAB STRATEGIC TRUST

Schwab U.S. Equity ETFs

Schwab U.S. Large-Cap Growth ETF™

Supplement, dated November 17, 2015, to the Prospectus, dated December 29, 2014, as supplemented November 12, 2015, and Statement of Additional Information (SAI), dated December 29, 2014, as supplemented February 27, 2015,

March 4, 2015, and November 12, 2015

This supplement provides new and additional information beyond that contained in the Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.

Effective November 17, 2015, the management fees of Schwab U.S. Broad Market ETF, Schwab U.S. Large-Cap Growth ETF, and Schwab U.S. Large-Cap Value ETF have been reduced, as follows:

	Current Management Fee	New Management Fee
Schwab U.S. Large-Cap Growth ETF	0.07%	0.06%

Accordingly, the following changes to the Prospectus and SAI are effective November 17, 2015:

2. Schwab U.S. Large-Cap Growth ETF

The “Annual fund operating expenses” and “Expenses on a $10,000 investment” tables under the “Fund fees and expenses” section on page 7 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.06
Other expenses	None

Total annual fund operating expenses	0.06

Expenses on a $10,000 investment

1 year	3 years	5 years	10 years
$6	$19	$34	$77

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Expenses on a $10,000 investment
Schwab U.S. Large-Cap Growth ETF | Schwab U.S. Large-Cap Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.06%
Other expenses	rr_OtherExpensesOverAssets	none
Total annual fund operating expenses	rr_ExpensesOverAssets	0.06%
1 year	rr_ExpenseExampleYear01	$ 6
3 years	rr_ExpenseExampleYear03	19
5 years	rr_ExpenseExampleYear05	34
10 years	rr_ExpenseExampleYear10	$ 77
Schwab U.S. Large-Cap Value ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	sst_SupplementTextBlock

SCHWAB STRATEGIC TRUST

Schwab U.S. Equity ETFs

Schwab U.S. Large-Cap Value ETF™

Supplement, dated November 17, 2015, to the Prospectus, dated December 29, 2014, as supplemented November 12, 2015, and Statement of Additional Information (SAI), dated December 29, 2014, as supplemented February 27, 2015,

March 4, 2015, and November 12, 2015

This supplement provides new and additional information beyond that contained in the Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.

Effective November 17, 2015, the management fees of Schwab U.S. Broad Market ETF, Schwab U.S. Large-Cap Growth ETF, and Schwab U.S. Large-Cap Value ETF have been reduced, as follows:

	Current Management Fee	New Management Fee
Schwab U.S. Large-Cap Value ETF	0.07%	0.06%

Accordingly, the following changes to the Prospectus and SAI are effective November 17, 2015:

3. Schwab U.S. Large-Cap Value ETF

The “Annual fund operating expenses” and “Expenses on a $10,000 investment” tables under the “Fund fees and expenses” section on page 10 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.06
Other expenses	None

Total annual fund operating expenses	0.06

Expenses on a $10,000 investment

1 year	3 years	5 years	10 years
$6	$19	$34	$77

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Expenses on a $10,000 investment
Schwab U.S. Large-Cap Value ETF | Schwab U.S. Large-Cap Value ETF
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.06%
Other expenses	rr_OtherExpensesOverAssets	none
Total annual fund operating expenses	rr_ExpensesOverAssets	0.06%
1 year	rr_ExpenseExampleYear01	$ 6
3 years	rr_ExpenseExampleYear03	19
5 years	rr_ExpenseExampleYear05	34
10 years	rr_ExpenseExampleYear10	$ 77